RECLAMATION AND CLOSURE COST PROVISION - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of other provisions [line items]
Change in the discount rate	1.00%
Increase (decrease) through change in discount rate, other provisions	$ 11,087
Minimum | Reclamation and closure cost provision
Disclosure of other provisions [line items]
Discount rate applied to cash flow projections	1.80%	2.30%
Maximum | Reclamation and closure cost provision
Disclosure of other provisions [line items]
Discount rate applied to cash flow projections	9.90%	9.90%